TRADE AND OTHER RECEIVABLES - Movement in the allowance for expected credit losses of accounts receivable (Details) - Trade receivables - Allowance for expected credit losses - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in the allowance for expected credit losses of accounts receivable
Balance at the beginning of the year	₽ (8)	₽ (6)
Allowance for expected credit losses	(4)	(2)
Balance at the end of the year	₽ (12)	₽ (8)